Pensions and Other Post-Employment Benefit Plans - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2019	Dec. 31, 2018
Russia [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	6.60%	8.60%
Inflation rates	4.00%	4.00%
Rate of compensation increase	5.10%	5.00%
Germany [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	1.10%	1.90%
Rate of compensation increase	4.00%	4.00%
Ukraine [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	5.70%	11.80%
Inflation rates	6.70%	6.60%
Rate of compensation increase	9.90%	9.60%
Austria [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	0.75%	1.70%
Rate of compensation increase	2.25%	2.25%